As filed with the U.S. Securities and Exchange Commission on January 18, 2022
Registration No. 333-71853
& 811-09225

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒
Thrivent Variable Annuity Account II
(Exact Name of Registrant)
THRIVENT FINANCIAL FOR LUTHERANS
(Name of Depositor)
600 Portland Avenue S., Suite 100
Minneapolis, Minnesota 55415
(Address of Depositor's Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-2347
Cynthia K. Mueller
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) (1) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

Thrivent Single Premium Immediate Variable Annuity
Thrivent Variable Annuity Account II

Statutory Prospectus
April 30, 2022
This Prospectus describes key features of the Thrivent Single Premium Immediate Variable Annuity Contract which was issued by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us,” or “our”), a fraternal benefit society organized under Wisconsin law. We no longer issue new Contracts.
We allocate net premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account II (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays guaranteed periodic payments).
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved this contract or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Key Information
Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	You may make withdrawals (other than your ongoing annuity payments) only if your annuity is still within a guaranteed payment period you elected at the time of issue of the Contract. We will pay you the Commuted Value of the future payments for the remaining guaranteed payment period. We calculate the Commuted Value you receive for the Fixed Account using an interest rate that is 0.5% higher than the rate used to determine the Annuity Payments. For variable Subaccounts , we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected.			Charges-Surrender Charge
Transaction Charges	There may be charges for other transactions.			Charges
♦ You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.
♦ You will also pay a charge if you request a wire transfer of funds from your Contract to another financial institution. The other financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Charges
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of Accumulated Value in each Subaccount)	0.0%	1.25%
	Investment options (Portfolio fees and expenses as a percentage of daily net assets) Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio.	0.23%	3.20%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract , the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract , which could add Surrender Charges that substantially increase costs.
	Lowest Annual Cost: $1,325	Highest Annual Cost: $4,272
	Assumes:	Assumes:
	♦ Investment of $100,000	♦ Investment of $100,000
	♦ 5% annual appreciation	♦ 5% annual appreciation
	♦ Least expensive Portfolio fees and expenses	♦ Most expensive combination of Portfolio fees and expenses.
	♦ No optional benefits or riders	♦ No optional benefits or riders
	♦ No sales charges	♦ No sales charges
	♦ No additional purchase payments, transfers or withdrawals	♦ No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	You can lose money investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash.	Principal Risks of Investing in the Contract
Risk Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the portfolios available under the Contract . Each investment option (including the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.	Principal Risks of Investing in the Contract
Insurance Company Risks	Any obligations, guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about Thrivent, including its financial strength ratings are available upon request by calling (800) 847-4836 or by sending an email to mail@thrivent.com.	Principal Risks of Investing in the Contract
RESTRICTIONS
Investments	♦ You may transfer all or a part of your Contract’s value among the Subaccounts or from the Subaccounts to the Fixed Account subject to certain limitations.	Purchases and Contract Value
♦ Transfers from the Fixed Account are not allowed.
♦ We reserve the right to add, delete, combine or substitute investment options.
TAXES
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Financial professionals receive compensation for selling the Contracts. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ Accumulated Value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.	Distribution of the Contracts
Exchanges	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Taxes-Exchanges of Annuity Contracts

Overview of the Contract
What is the Contract , and what is it designed to do?
The Contract is an individual single premium immediate variable annuity contract intended to help you take a lump sum premium payment and turn it into an immediate income stream, through an investment in one or more Portfolios and the Fixed Account.
For whom is the Contract   appropriate?
The Contract may be appropriate if you have a long-term investment horizon and are ready to begin receiving Annuity Payments from your annuity immediately. It is not appropriate for people who may need to make additional withdrawals beyond the set payouts, or those who intend to engage in frequent trading.
What are the phases of the Contract ?
The Contract has only one phase, the income phase.
After your initial premium payment, you may not make any additional premium payments. You can transfer Accumulated Value between the various investment options and the Fixed Account, subject to some limitations. Additional information about the available investment options can be found in the Appendix at the end of this document.
These annuity payments can be paid for an agreed upon timeframe or for your lifetime.
What are the Contract’s primary features?
Investment Options: The Contract provides the opportunity for tax-deferred growth by allocating the Accumulated Value to a variety of investment options and the Fixed Account.
Tax Treatment: The premium payment you put into the Contract has the potential to accumulate on a tax-deferred basis.  This means earning are not taxed until money is paid out of the Contract.

Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Accumulated Value between investment options. State premium taxes are not currently deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	0%
Maximum Commuted Value Charge (if surrendered)	2% [1]
Transfer Charge[2]	$25 [2]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
Annual Contract Expenses	Maximum	Current
Base Contract Expenses
Mortality and Expense Risk Charge	1.25%	1.25%
As a fraternal benefit society, Thrivent is also required to have a Maintenance of Solvency provision. For a complete discussion on the Maintenance of Solvency provision, see Maintenance of Solvency in the statutory prospectus.
[1]	If you surrender or withdraw from the Contract, we will pay you the Commuted Value of the future payments for the remaining guaranteed payment period. We calculate the Commuted Value you receive for the Fixed Account using an interest rate that is currently 0.5% greater than the rate used to determine the Annuity Payments. For variable Subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the Commuted Value, the contract has an indirect surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the Contract will be less than you would receive had you chosen to continue receiving Annuity Payments.
[2]	You are allowed 12 free transfers between the Subaccounts in each Contract Year. Subsequent transfers will incur a $25 transfer charge
The next table shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios corresponding to Subaccounts available under the Contract, including their annual expenses, may be found at the back of this document in the Appendix.
Annual Portfolio Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service(12b-1) fees, and other expenses as of 12/31/2020	0.23%	3.20%
Expenses after reimbursements and/or fee waivers as of 12/31/2020	0.23%	1.20% [3]
[3]	The “Expenses after reimbursements and/or fee waivers as of 12/31/2020” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.

Example
These examples are intended to help you compare the cost of investing in the Contract with cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual portfolio expenses.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes no optional benefits. Although your costs may be higher or lower, based on these assumptions, your costs would be5:
Example: If you select a life income payment option with a 20-year guaranteed payment.

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period:
Maximum Portfolio Expenses:	$11,129	$17,216	$22,479	$32,270
Minimum Portfolio Expenses:	$ 5,023	$ 6,930	$ 8,662	$12,158
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$ 4,159	$ 11,698	$18,239	$30,470
Minimum Portfolio Expenses:	$ 1,325	$ 3,836	$ 6,148	$10,933

For this example, the following assumptions are used: 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 3.20% to 0.23%.
This example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes no optional benefits. Although your costs may be higher or lower, based on these assumptions, your costs would be5:
Example: If you select a life income payment option with a 10-year guaranteed payment.

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period:
Maximum Portfolio Expenses:	$5,384	$13,019	$20,209	$36,394
Minimum Portfolio Expenses:	$1,943	$ 4,417	$ 6,901	$13,187
If you do not surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$4,272	$12,372	$19,902	$36,394
Minimum Portfolio Expenses:	$1,361	$ 4,060	$ 6,722	$13,187

For this example, the following assumptions are used: 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 3.20% to 0.23%.

Principal Risks of Investing in the Contract
This annuity has some risks which may include the following:
♦	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
♦	Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Portfolios, which invest in underlying Funds. We do not guarantee the investment results of any Portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the prospectus for the Portfolio before making an investment decision.
♦	Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that the Contract is more beneficial to investors with a long-time horizon.
♦	Insurance Company Risks. An investment in the Contract is subject to the risks related to Thrivent. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Thrivent.
♦	Investment Restrictions. We reserve the right to limit transfers and there is a $25 charge per transfer when you transfer your Contract Value between the subaccounts more than 12 times in a Contract Year. We do not allow transfers from the Fixed Account. In addition, we reserve the right to add, remove or substitute investment options.
♦	Fees and Charges. Deduction of Contract fees and charges may result in loss of principal. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in your Contract.
♦	Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA or Roth IRA. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
♦	Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers.
♦	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.
♦	Potentially Harmful Trading Activity. The Contract is not designed for frequent trading by anyone. Frequent trading may disrupt the underlying Portfolios and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. To protect Owners and the underlying Portfolios, we have policies and procedures to deter frequent trading between and among the Portfolios. We cannot guarantee that these policies and procedures will be effective in detecting and preventing all trading activity that could potentially disadvantage or hurt the rights or interests of other Owners.

General Description of the Registrant, Depositor and Portfolios
Depositor
Thrivent Financial for Lutherans (“Thrivent”) is the Depositor of the Contract and is located at 600 Portland Ave S., Suite 100 Minneapolis, MN 55415.
Thrivent
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
Registrant
Thrivent Variable Annuity Account II is the Registrant for the Contract.
The Variable Account is a separate account of ours, which became available in 1999. The Variable Account meets the definition of a “separate account” under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for mortality and expense risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.
1.Income, gains, and losses credited to, or charged against, Thrivent Variable Annuity Account II reflect the investment experience of Thrivent Variable Annuity Account II and not the investment experience of Thrivent’s other assets;
2.the assets of Thrivent Variable Annuity Account II may not be used to pay any liabilities of Thrivent other than those arising from the Contracts; and
3.Thrivent is obligated to pay all amounts promised to investors under the Contracts.
Portfolios
Information regarding each Portfolio, including its name, investment type, investment advisor and sub-advisor (if applicable), current expenses and performance is available in the Appendix to this prospectus. Each Portfolio has issued a prospectus containing more detailed information. You can view these online at dfinview.com/Thrivent/SingleImmdVA. You can also request paper copy by calling our Service Center at 1-800-847-4836, or by sending an email request to mail@thrivent.com.

Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
You should carefully review the prospectuses for the Portfolio(s) you select. You should periodically consider your allocation among the Portfolios in light of current market conditions and your investment goals, risk tolerance and financial circumstances. Each Portfolio prospectus provides more complete information about the Portfolios in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Voting
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
The number of votes which a contract owner or person entitled to receive Annuity Payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each contract owner has the right to instruct will be determined by dividing a Contract’s value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive Annuity Payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the contract owner or person entitled to receive Annuity Payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to contract owners, will be voted by us in proportion to the instructions received from all contract owners. As a result of proportionate voting, a small number of Owners could determine the outcome of the shareholder vote. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Member Dispute Resolution Program
This section describes the Thrivent Member Dispute Resolution Program (MDRP).
Members of Thrivent Financial agree, by virtue of becoming members, that to the extent permitted by law the MDRP, as amended from time to time within Thrivent Financial's Articles of Incorporation and Bylaws, will be the sole means to present and resolve grievances, complaints or disputes between members, insureds, certificate owners or beneficiaries and Thrivent Financial and its directors, officers, agents, and employees with respect to any claims arising out of or relating to products members purchase from Thrivent Financial. As a result, claims arising out of or related to a member's

Contract, as described in this prospectus, cannot be pursued in state or federal court or in other forums including Financial Industry Regulatory Authority (FINRA) arbitration and mediation. Instead, to the extent permitted by law, Thrivent Financial members will be required to pursue such claims through the MDRP exclusively.
The MDRP follows different procedures than the procedures followed in federal or state courts. Thrivent Financial's MDRP is conducted in accordance with the applicable rules prescribed by the American Arbitration Association (“AAA”), as modified in Thrivent Financial's Articles of Incorporation and Bylaws as opposed to the procedural rules of federal or state courts. The AAA Rules governing the MDRP make clear that parties to arbitration may be represented by counsel and provide the arbitrator with authority to make determinations with respect to the confidentiality of proceedings, the extent of any information exchanged between the parties, or the award of attorneys’ fees.
Administrative Costs. As set forth in the MDRP provisions in Thrivent Financial's Bylaws, if mediation and/or arbitration occur in the course of the MDRP, Thrivent Financial will pay the administrative costs of mediation and/or arbitration, including fees and expenses of mediators or arbitrators, filing fees, and reasonable and necessary fees for transcripts of the proceedings.
Attorneys’ Fees. Absent an arbitrator’s discretionary award of attorneys’ fees, each party will bear its own costs for legal counsel, just as they would if they were pursuing claims in court.
Costs of Appeal. The cost of contesting an arbitrator’s decision would be borne by the party contesting the decision, just as the cost of an appeal would be borne by the appellant in the judicial system.
No class actions or collective actions. Claims brought forward in the MDRP cannot be brought in a representative group or on behalf of or against any "class" of persons (i.e. class actions or collective actions). This applies to Thrivent as well as to contract owners and other related parties. Because the MDRP requires that all claims be brought individually, rather than in a representative group or on behalf of or against any “class” of persons, there may be both substantive and procedural differences with respect to how parties may raise and litigate claims under the MDRP as compared to how such claims could be raised and litigated in the judicial system. The Contract does not specify a choice of law for disputes. A potential advantage of the MDRP is that it may be more cost efficient and resolve claims more quickly as compared to claims raised and litigated in the judicial system. A potential disadvantage may be that the contract owner, at the time of initiating a claim, will not have a choice of the forum because he or she has already agreed to arbitration.
No court has ruled on the enforceability of the MDRP with respect to claims under the Securities Act of 1933 (“Securities Act”) relating to the variable annuity described in this registration statement; therefore it is possible that such provisions may ultimately be determined to be unenforceable. However, the U.S. Supreme Court has upheld agreements to arbitrate state law claims and claims arising under federal law. The Supreme Court also has repeatedly stated that the Federal Arbitration Act (“FAA”), which mandates enforcement of arbitration provisions like the MDRP, can only be overridden where there is a “clear and manifest congressional command to displace” it. Epic Systems Corp. v. Lewis, 138 S.Ct. 1612, 1624 (2018); see, also, CompuCredit Corp v. Greenwood, 565 U.S. 95, 98 (2012) (stating that the FAA requires courts “to enforce agreements to arbitrate according to their terms…even where the claims at issue are federal statutory claims, unless the FAA’s mandate has been ‘overridden by a contrary congressional command’” (quoting Shearson/American Express, Inc. v. McMahon, 482 U.S. 220, 226 (1987).) When the Supreme Court addressed claims by investors against a brokerage firm for violations of the Securities Act in Rodriguez de Quijas v. Shearson/American Express, the Court closely reviewed the text of the Securities Act and found that there was no language therein indicating that Congress intended to override the FAA. Rodriguez de Quijas v. Shearson/American Express, 490 U.S. 477, 480 (1989). Thrivent Financial therefore believes the MDRP is enforceable with respect to Securities Act claims arising between Thrivent Financial and its members.
By agreeing to be subject to the MDRP provisions in Thrivent Financial's governing documents, You will not be deemed to have waived compliance by Thrivent Financial with federal securities laws and the rules and regulations thereunder.

Charges
We may profit from one or more of the charges deducted under the Contract. We may use these profits for any corporate purpose, including financing the distribution of the Contracts.
Withdrawal or Surrender Charge
There is no sales charge deducted from your premium payment. There also is no direct withdrawal or surrender charge applicable to the Contract, but if you withdraw from or surrender the Contract, we will pay you the Commuted Value of the Contract. We calculate the Commuted Value you receive for the Fixed Account using an interest rate that is 0.5% higher than the rate used to determine the Annuity Payments. For variable Subaccounts, we currently use an interest rate that is 0.5% greater than the assumed investment return that you selected. Since we use a higher interest rate in calculating the Commuted Value, the Contract has an indirect withdrawal and surrender charge. Also, the amount that you will receive upon a withdrawal or surrender of the Contract will be less than you would have received had you chosen to continue receiving Annuity Payments. While there is no direct surrender charge, the computation of the Commuted Value assumes an indirect charge that varies with each situation. However, this indirect charge will never exceed 9%.
Transfer Charge
You may make twelve free transfers in each Contract Year. We will charge you $25 for each subsequent transfer.
Mortality and Expense Risk Charge
To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the net assets of each Subaccount in the Variable Account. We impose a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of such Subaccount in the Variable Account for the mortality and expense risks it assumes under the Contract.
In assuming the mortality risk, we incur the risks that our actuarial estimate of mortality rates may prove erroneous, and Annuitants will live longer than expected. If the mortality and expense risk charge and other charges under a Contract are insufficient to cover the actual mortality costs and administrative expenses incurred by us, we will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, we will keep the excess for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from this charge.
Notwithstanding this charge, contract owners may be asked to add money under the Maintenance of Solvency provision described in the Maintenance of Solvency section below.
Miscellaneous
Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See the Fee Table and current prospectus of the Portfolio.
We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contract.
Maintenance of Solvency
The Maintenance of Solvency provision is a legal requirement of a fraternal benefit society. The provision can come into play only when the reserves of a fraternal benefit society become impaired. That means there would be a serious concern with the financial position of the society. It is extremely unlikely that Thrivent would be in an impaired condition considering its financial position. In the extraordinary event that our reserves become impaired, you may be required to make an extra payment. This can happen only in the rare event that the insurance commissioner issued an order declaring us to be in a hazardous condition. If that happened, our Board of Directors would work with the commissioner to determine each member’s portion of the deficiency. You could submit additional funds, have the amount treated as a debt against the Contract, or take a reduction in benefits. Please be advised that a Maintenance of Solvency provision is applicable to all fraternal benefit societies, regardless of the financial position and ratings of the society. You may review our financial statements and reports from our independent public accounting firm in the Statement of Additional Information (SAI) found online at dfinview.com/Thrivent/SingleImmdVA.
General Description of the Contracts
The Entire Contract
The entire Contract between you and us consists of:
♦	the Contract;
♦	the application;
♦	endorsements or amendments, if any; and
♦	the Thrivent Articles of Incorporation and Bylaws in force as of the Issue Date of your Contract.
We treat any statements you make in the application as representations and not warranties. We will not use a statement to void the Contract or to deny a claim unless it appears in the application. No representative of ours except the president or the secretary may change any part of the Contract on our behalf. We will not be able to contest the Contract after it has been in effect for two years from its Issue Date, provided that the Annuitant is still living.
Owners, Payees and Annuitants
You, as owner, are typically the recipient of all distributions under the Contract. Unless the owner is an entity, the owner is also the Annuitant. As owner, you can name beneficiaries, and make transfers between Subaccounts and to the Fixed Account. You will receive all Annuity Payments during the Annuitant’s lifetime, unless you designate another person or entity as the payee. Keep in mind that if you designate another person or entity as payee, you may still be responsible for any income tax payable on the payments.
In the event the Annuitant(s) dies during the guaranteed payment period, the death proceeds will be payable to the named beneficiary. We use the Annuitant’s life to determine the amount and duration of any Annuity Payments.
Under certain circumstances other entities, such as trusts, may purchase Thrivent products but are not eligible for membership.
Adult and Juvenile Contracts
We issue adult Contracts to applicants who are age 16 or older who become benefit members of Thrivent. We issue juvenile Contracts when the proposed Annuitant is younger than age 16, but is otherwise eligible for benefit membership. Juvenile Contracts will only be issued with a Fixed Period income.
In the case of the adult Contract, the Annuitant must be 16 years of age or older. Typically, the applicant of the Contract is the owner and Annuitant of the Contract. While the Annuitant is alive, the owner of the Contract may exercise every right and enjoy every benefit provided in the Contract. The person who applies for the Contract becomes a benefit member of Thrivent upon our approval of the membership application.
For the juvenile Contract, a juvenile is named as the Annuitant and owner of the Contract. However, because of age, the juvenile cannot exercise the rights of ownership. Therefore, an adult must apply on behalf of the juvenile and retain control over the Contract. The adult applicant controller exercises certain rights of ownership on behalf of the juvenile Annuitant. These rights are described in the Contract. The adult controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.

Transfer of control to the juvenile Annuitant will take place at the first Contract Anniversary date following the earlier of:
♦	the Annuitant’s 21st birthday; or
♦	the Annuitant’s 16th birthday after the adult controller transfers control to the Annuitant in writing; or
♦	the death of the adult controller after the Annuitant’s 16th birthday.
If the person who has control of the Contract dies before the Annuitant gains control, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the Annuitant, we may transfer control of the Contract to some other eligible person according to our bylaws.
The juvenile Annuitant will become a benefit member of Thrivent on the first Contract Anniversary date on or following the juvenile’s 16th birthday.
Beneficiaries
You may name one or more beneficiaries to receive the death proceeds payable under the Contract, if any. If no beneficiary has been named or the beneficiary does not survive the Annuitant, the death proceeds will be paid to you, if living, otherwise to your estate (in accordance with applicable state law). Thrivent bylaws list persons eligible to be beneficiaries. You may designate beneficiaries as either first, second or third class. Unless otherwise specified, we will distribute death proceeds in the following order to beneficiaries:
♦	equally to the beneficiaries in the first class. If none are living, then;
♦	equally to the beneficiaries in the second class. If none are living, then;
♦	equally to the beneficiaries in the third class.
If a beneficiary dies within 15 days after the death of the Annuitant, we will consider the beneficiary to have died before the Annuitant for purposes of paying the death proceeds.
No beneficiary change shall take effect unless received by Thrivent at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent while the insured was alive. Such beneficiary change shall be null and void where Thrivent has made a good faith payment of the proceeds or has taken other action before receiving the change.
If you elect not to have a guaranteed payment period or all Annuitants live beyond the guaranteed payment period, no death proceeds will be payable.
Assignment of Ownership
The Contract cannot be sold, assigned, discounted, or pledged as collateral for a loan or as surety for performance of an obligation or for any other purpose.
General Account
The General Account is the general account of Thrivent, which consists of all assets of Thrivent other than those allocated to a Separate Account. Allocations to the Fixed Account are maintained in the General Account. Insurance benefits are paid from the General Account and are subject to Thrivent’s claims-paying ability.
Contract or Registrant Changes
Shares of Thrivent Portfolios are sold to other Portfolios, to other insurance company separate accounts of ours, and to other insurance company separate accounts not affiliated with us. We may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Portfolio, although we do not foresee any such disadvantages to either variable annuity or variable life insurance Contract Owners. The Portfolio’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Portfolio; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Portfolio to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of shares by one or more of the separate accounts, which could have adverse consequences.
The Subaccounts will purchase and redeem from the corresponding Portfolios at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, or the Fixed Account, as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in that Portfolio and retained as assets of the corresponding Subaccount.
Addition, Deletion, Combination, or Substitution of Investments
At our sole discretion and to the fullest extent permitted by law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a Portfolio to new investment but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote (if applicable), the date the combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Contract Owners. Each Portfolio sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges. You could lose some or all of your money.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to contract owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in other sections, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See the Fee Table.
We also use a combination of monitoring Contract Owner activity and further restricting certain contract owner transfers based on a history of frequent transfers among Subaccounts. When monitoring contract owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.
We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying Portfolios may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. contract owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. contract owners still may be subject to their harmful effects if Thrivent is unable to detect and deter abusive trading practices.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial professionals and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to reject premiums. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan; and
♦	Contracts issued in Massachusetts and Montana.

Annuity Period
Selecting an Annuity Payment Option
The annuity payment option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of payment, and the amount of the first Annuity Payment. You may not change the type of Annuity Payment option once we issue the Contract.
If you choose a life income payment option, you must elect to characterize your Contract and its Annuity Payments as either revocable or irrevocable. (However, some states do not allow the characterization of a Contract as revocable.) For all other payment options, your Contract will be revocable. If you elect the irrevocable option, you cannot later change the Annuity Payments, or receive a withdrawal or surrender from the Contract. If you elect the irrevocable option, you cannot later change to the revocable option once we issue the Contract. If your Contract is revocable you can:
♦	change the duration of the guaranteed payment period (to a shorter period);
♦	receive withdrawals; and
♦	surrender the Contract.
If your Contract is revocable and you have chosen a life income payment option, you can later characterize your Contract as irrevocable. However, once you characterize your Contract as irrevocable, you cannot later change it to a revocable Contract once the change is made.
If you do not have any other sources of funds for emergencies or other financial needs which may arise, an irrevocable Contract may be inappropriate for you. In addition, even though you can take withdrawals from or surrender a revocable Contract, a revocable Contract may be inappropriate for you if you intend on taking additional withdrawals from or surrendering the Contract, particularly in the short term. Withdrawals or surrenders from a revocable Contract result in the assessment of indirect withdrawal or surrender charges, and the calculation of new Commuted Values. See Charges for more information regarding the calculation of Commuted Values and the assessment of indirect withdrawal or surrender charges.
You must also select the Subaccounts and/or the Fixed Account to which we will apply your premium. We reserve the right to limit the number of allocations to subaccounts and fixed account. The annuity unit value for each Subaccount selected as of the Valuation Date when we receive your premium, will be used to calculate the number of annuity units which determine your first variable Annuity Payment. Your total Annuity Payment will be the Fixed Account Annuity Payment, if any, plus the Variable Account Annuity Payment.
If you do not specify an Annuity Payment option, we will treat your application as not being in good order. If you do not specify whether or not the Contract and its Annuity Payments will be irrevocable or revocable, we will issue the Contract as revocable.
You must also tell us at time of application which financial institution and account you would like your payments sent to or if you wish to receive your payment by check. If you select a financial institution, we will send your Annuity Payments via electronic funds transfer to the financial institution that you request. If the owner of the Contract is not named on the account at the financial institution receiving the Annuity Payments, we will require a Medallion Signature Guarantee.
Annuity Payment Options
Fixed Period Income
Subject to our approval, we make Annuity Payments at regular intervals for a fixed number of payments, not to exceed 30 years. We call this payment period the “guaranteed payment period.” At the end of the guaranteed payment period, all of the Annuity Payments will have been paid, the Commuted Value of the Contract will be zero, and the Contract will terminate.

Life Income with Guaranteed Payment Period
We make Annuity Payments at regular intervals for the lifetime of the Annuitant. If the Annuitant dies during the guaranteed payment period, we will continue payments to the beneficiary to the end of the guaranteed payment period. You may generally choose a guaranteed payment period of 0 to 30 years at the time we issue the Contract. The amount of the payments depends upon the sex and age of the Annuitant, at the time we issue the Contract. If you select a shorter guaranteed payment period, you will receive larger Annuity Payments. Both the Commuted Value and death proceeds, however, will be smaller if the guaranteed payment period is shorter. If you die after the end of the guaranteed payment period, no death proceeds will be payable. Also, no surrenders or withdrawals are permitted after the end of the guaranteed payment period. If you have poor health or have a shortened life expectancy, you may want to consider selecting a longer guaranteed payment period.
Joint and Survivor Life Income with Guaranteed Payment Period
We make Annuity Payments at regular intervals for the lifetime of both Annuitants. The Annuitants will also own the Contract as joint owners. For an IRA or qualified plan, the IRA owner or qualified plan will remain the owner. Upon the death of one of the Annuitants, we will continue payments for the lifetime of the surviving Annuitant. If both Annuitants die during the guaranteed payment period, we will continue payments to the beneficiary to the end of that period. You may generally choose a guaranteed payment period of 0 to 30 years at the time of issue. You may also choose to have the Annuity Payment reduced after the death of the first Annuitant. The Annuity Payment may be reduced by a factor of  1⁄2,  1⁄3, or  1⁄4. We will reduce the payments immediately after the later of the first death of one of the Annuitants and the end of the guaranteed payment period. A higher reduction amount will result in a higher payment while both Annuitants are alive. The amount of the payments depends upon the age and sex of the Annuitants at the time of issue.
Annuity Payment Dates
Annuity Payments may be made monthly, quarterly, semi-annually and annually. In addition, payments may be made annually but paid monthly. Under this payment option, the Annuity Payment will be distributed from the variable Subaccounts annually, but will be placed in the Fixed Account to earn interest. We will then make monthly payments from the Fixed Account for the remainder of the year.
You may select the Annuity Payment Date. If you do not select a payment date, the Annuity Payment Date will be the same day of the month as the Issue Date. In the event that you do not select a payment frequency, Annuity Payments will be made monthly. Once you select the Annuity Payment frequency or the Annuity Payment Date, neither may be changed.
After the first Annuity Payment, we compute subsequent payments on the date you elect to receive Annuity Payments.
Fixed Account Annuity Payments
You may choose to deposit some or none of your premium in the Fixed Account portion of the Contract.
Premiums deposited in the Fixed Account will fund guaranteed periodic payments. We will determine the guaranteed Annuity Payment at the time we issue the Contract. We may pay more than the guaranteed Annuity Payment if the investment experience of the Fixed Account is more favorable than the guaranteed interest rate shown in the Contract. We may also pay more than the guaranteed payment if our mortality experience or administration expenses are favorable. We may change the amount of the Fixed Account Annuity Payment at any time, but will not pay an amount lower than the guaranteed payment.
Premiums placed in the Fixed Account may not be transferred to the Subaccounts.

Variable Annuity Payments
First Variable Annuity Payment
Variable Annuity Payments are periodic payments we make, the amount of which varies from one Annuity Payment Date to the next as a function of the net investment performance of the Subaccounts you selected. The dollar amount of the first variable Annuity Payment depends on the Annuity Payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of premium applied to purchase the variable Annuity Payments, and an assumed investment return that you select.
The dollar value of the first variable Annuity Payment is the sum of the first variable Annuity Payments attributable to each Subaccount. The dollar amount of the first total Annuity Payment is the sum of the first variable Annuity Payment and the Fixed Account Annuity Payment.
The first payment is made at the time of issue. The second payment is made on the next Annuity Payment Date. However, if this results in the second payment being received in the same month as the Issue Date, the second payment will be made on the requested date of the next Annuity Payment thereafter.
Annuity Units
We initially determine the number of annuity units for each Subaccount on the Issue Date. We calculate the number of annuity units for each Subaccount by dividing the amount of the first variable Annuity Payment allocable to that Subaccount by the annuity unit value for that Subaccount on the Issue Date. The number of annuity units attributable to each Subaccount under a Contract remains fixed unless there is a transfer of annuity units between Subaccounts.
Subsequent Variable Annuity Payments
We determine the dollar amount of each subsequent variable Annuity Payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending on the Annuity Payment Date, or during which the Annuity Payment Date falls. We aggregate the subsequent variable Annuity Payments for each Subaccount to determine the variable Annuity Payment. When an Annuity Payment Date would fall on a day that is not a Valuation Date, we calculate the variable Annuity Payment as of the Valuation Date immediately preceding what would have been the Annuity Payment Date.
The annuity unit value of each Subaccount for any Valuation Period is equal to:
♦	the annuity unit value for the preceding Valuation Period; multiplied by the Subaccount investment factor for the current Valuation Period; multiplied by
♦	a daily discount factor which adjusts the annuity unit value to reflect the assumed investment return. This factor is compounded to reflect the number of days in the Valuation Period.
Subaccount Investment Factor
The Subaccount investment factor for any Valuation Period is equal to:
♦	the net asset value of the corresponding Portfolio at the end of the Valuation Period;
♦	plus the amount of any dividend, capital gain or other distribution paid by the Portfolio if the “ex-dividend” date occurs during the Valuation Period;
♦	plus or minus any cumulative credit or charge for taxes reserved from the operation of the portfolio;
♦	minus the dollar amount of the mortality and expense risk charge we deduct each day in the Valuation Period; and
♦	divided by the net asset value of the corresponding Portfolio at the beginning of the Valuation Period.

Assumed Investment Return
The annuity unit value for each Subaccount will increase or decrease from one Annuity Payment Date to the next in direct proportion to the net investment return of that Subaccount less an adjustment for assumed investment return that you selected. The purpose of the adjustment is to ensure the annuity unit value only changes when the Subaccount investment factor represents a rate of return greater than or less than the assumed investment return you selected.
The Contract permits you to select one of three assumed investment returns: 3%, 4% or 5%. A higher assumed investment return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (annualized, less deductions and expenses) exceeds the assumed investment return, and a more rapid drop in subsequent payments when actual investment performance (annualized, less any deductions and expenses) is less than the assumed investment return.
For example, if you select a 5% assumed investment return and if the net investment return of the Subaccount is equal to 5% annualized, the variable Annuity Payment attributable to that Subaccount for that period will be the same as the previous variable Annuity Payment. To the extent that the Subaccount’s net investment return exceeds an annualized rate of return of 5% for a payment period, the variable Annuity Payment for that period will be more than the previous variable Annuity Payment. To the extent that the Subaccount’s return is less than an annualized rate of 5%, the variable Annuity Payment for that period will be less than the previous variable Annuity Payment.
Benefits Available Under the Contract
If you are a joint Annuitant and joint owner, and die during the guaranteed payment period, we will continue making payments to the surviving joint owner, if any. The surviving joint owner, if any, will become the sole Annuitant and owner. If you are a joint Annuitant and joint owner and die after the end of the guaranteed payment period, we will make payments to the surviving joint owner, if any, based upon the reduction factor you selected.
If you are the only Annuitant and owner and die during the guaranteed payment period, we will continue making payments to your beneficiary for the remainder of the guaranteed payment period, if any. Your beneficiary will have the option of receiving the Commuted Value as a single lump sum in lieu of continuing to receive payments.
If you are the only Annuitant and owner and die after the guaranteed payment period, no death proceeds would be payable.
If the owner is an entity, upon the Annuitant’s death, we will continue making payments to the beneficiary for the remainder of the guaranteed payment period, if any. Generally, the owner will also be the beneficiary. The beneficiary will have the option of receiving the Commuted Value as a single lump sum in lieu of continuing to receive payments. If the Annuitant died after the guaranteed payment period, no death proceeds would be payable.
Upon your death, any remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
We will calculate the death proceeds payable as of the date of death when we receive notice of the death at our Service Center.
We will not recover from the payee or recipient any Annuity Payments made on or after the date of death but before we receive notice of the death at our Service Center if the Annuity Payment(s) is made within a guaranteed payment period.
Before we can process any death proceeds, we must receive at our Service Center:
♦	proof that the Annuitant or owner died;
♦	a completed claim form; and
♦	any other information that we reasonably require to process the claim.

Upon receipt at our Service Center of instructions in proper form from the beneficiary or owner to resume Annuity Payments, we will make any Annuity Payments that had gone unpaid since we received notice of the death. We will then resume making Annuity Payments. If we receive instructions to pay the death proceeds in a lump sum, we will calculate the Commuted Value as of the date of death, plus interest, minus any Annuity Payments made before we were notified of the death.
Purchases and Contract Value
Fixed Account
You may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. Any amounts allocated to the Fixed Account are invested in our general account assets. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.
Contract owners have no voting rights in the Variable Account with respect to Fixed Account values.
Accumulation Units
Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.
We credit your Contract with Accumulation Units of a Subaccount when:
♦	You allocate premiums to that Subaccount;
♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account;
♦	If an excess of the Death Benefit over the Accumulated Value is allocated to the Subaccount.
We reduce the Accumulation Units in a Subaccount when:
♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
♦	You make a surrender from that Subaccount;
♦	Transfer Charges are applied against the Subaccount;
Except for certain restrictions mentioned below, you may transfer the annuity units of one or more Subaccounts to one or more other Subaccounts and/or the Fixed Account. We will process requests for transfer that we receive in good order at our Service Center before 4:00 p.m. Eastern Time as of the close of business on that Valuation Date. We will process requests we receive at our Service Center after that time as of the close of business on the following Valuation Date.
To accomplish a transfer from a Subaccount, we will redeem the annuity units in that Subaccount and reinvest that value in annuity units of the other Subaccounts and/or the Fixed Account you specified. We impose the following restrictions on transfers:
♦	You may make up to twelve transfers in each Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.
♦	You may not transfer from the Fixed Account.
Surrenders and Withdrawals

You may be able to withdraw or surrender the Contract if you elect the revocable life income payment option at the time you purchase your Contract. However, you may not surrender or withdraw from the Contract if you elect the irrevocable life income payment option.
If you elected the revocable life income payment option, you may surrender the Contract at any time while an Annuitant is alive and the payment option is within the period certain. If you elected a fixed period income, you may withdraw up to the Commuted Value of the Contract. If you elected a Single or Joint Life Income, you may withdraw up to the Commuted Value of the Contract less all previous withdrawals. Withdrawals decrease subsequent Annuity Payments. To completely surrender the Contract you must submit a signed Written Request on an approved surrender form to our Service Center.
The surrender or withdrawal will not be processed until we receive your surrender request in good order at our Service Center. We do not accept telephone requests for full surrenders. We must receive a withdrawal or surrender request by 4:00 p.m. Eastern Time on a Valuation Date in order to process it on the same day. We will send your withdrawal or surrender amount by electronic funds transfer to the financial institution that you request or by check to address of record.
Generally, we will pay you the requested withdrawal or surrender amount within seven days of our receipt of your request. In certain cases we may postpone payment of your withdrawal or surrender beyond the seven days. Please see Postponement of Payments for more information.
You may select the source of a withdrawal by specifically indicating the Subaccount or Fixed Account. However, we must agree to any selection. If you request a withdrawal and do not specify the source of the withdrawal (the specific Subaccount(s) or Fixed Account), we will take the withdrawal on a pro rata basis from each Subaccount and the Fixed Account. You may not withdraw less than $1,000 at one time. If you take a withdrawal, we will issue you a supplemental Contract for the remaining Annuity Payments.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a financial professional. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial professional requires the verification and witness of your signature by a financial professional.
A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Taxes.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone.

We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone and online instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Contract Owner if an unauthorized person uses this service in the Contract Owner’s name. Thrivent disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent does not take reasonable steps to help ensure that such authorizations are valid, Thrivent may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone and online transactions.
Contract Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.
Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:
(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
Loans
Loans are not permitted under the Contract.
Taxes
General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.
Tax Treatment as an Annuity
Under current law, a Contract is eligible to be taxed as an annuity contract as described below only if certain requirements are met. These requirements are: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the contract owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and (3) the contract owner is an individual, an individual is treated as the contract owner for tax purposes, or another exception in the tax law (such as the exception for an “immediate annuity”) applies.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract's Accumulated Value in any year will be includible in the Contract Owner's income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the contract owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period. The rule also will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; and (4) certain Contracts used in connection with structured settlement agreements.
Distribution Requirements. The Code requires that nonqualified Contracts contain specific provisions for distribution of proceeds upon the death of any owner. In order to be treated as an annuity Contract for federal income tax purposes, the Code requires that such Contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the Contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. Under the Contract, the beneficiary is the designated beneficiary of an owner/Annuitant and the successor owner is the designated beneficiary of an owner who is not the Annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as an owner and any death or change of such primary Annuitant shall be treated as the death of an owner. The nonqualified Contracts contain provisions intended to comply with these requirements of the Code.
The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
Taxation of Withdrawals and Surrenders
In the case of a withdrawal, the amount received may be includible in income for federal tax purposes in whole or part. While the amount so includible is not entirely clear, it may equal the amount by which the Commuted Value of the Contract before the withdrawal exceeds the investment in the contract (defined above). In the case of a surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract.

Tax Treatment of Life Income with Guaranteed Payment Period After Annuitant’s Death
Where a guaranteed payment period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received as the Commuted Value in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law).(5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Traditional IRAs. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1⁄2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise withdrawal or surrender rights under the Contract unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.
Direct Rollovers
If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Contract owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.
Legal Proceedings
There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.
Financial Statements
The financial statements of Thrivent and the Variable Account are contained in the Statement of Additional Information. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/SingleImmdVA or you can request a paper copy by calling our Service Center at 1-800-847-4836, or by sending an email request to mail@thrivent.com.

How to Contact Us
Telephone:
1-800-847-4836
Internet:
Thrivent.com
Fax:
1-800-225-2264
Transfers, Surrenders, or Withdrawals:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions, please contact 1-800-847-4836

Special Terms
Annuitant. The person on whose life or life expectancy the Contract is based.
Annuity Payment. One of a series of periodic distributions.
Annuity Payment Date. The date of the month on which you elect to receive Annuity Payments.
Annuity Payment Period. The period during which Annuity Payments are made.
Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.
Contract . The Contract between you and us providing the single premium immediate variable annuity.
Contract Anniversary. The same date in each year as the Issue Date.
Contract Year. A period beginning on a Contract Anniversary and ending on the day immediately preceding the next Contract Anniversary.
Code. The Internal Revenue Code of 1986, as amended.
Fixed Account. Part of the general account of Thrivent, which includes all of Thrivent assets other than those in any Variable Account of Thrivent.
Funds. Thrivent Series Fund, Inc.
Issue Date. The effective date of the Contract, generally the date on which we apply your premium.
Medallion Signature Guarantee. A stamp provided by a financial institution that guarantees your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403(b), 408 or 408A of the Code.
Service Center. Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the contract owner.
Subaccount . A division of the Variable Account that invests exclusively in shares of a single portfolio of the fund.
Valuation Date. Any date we are open for business and the New York Stock Exchange is open for regular trading. The Valuation Date ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period. The period of time from the end of one Valuation Date to the end of the next Valuation Date.
Variable Account. Thrivent Variable Annuity Account II, which is separate from Thrivent’s general account.
Written Request. A written request or notice provided by the owner, received in good order by Thrivent at its Service Center and satisfactory in form and content to Thrivent.

Appendix : Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to Subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/SingleImmdVA. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Current performance information is available by calling (800) 847-4836, or available online at https://service.thrivent.com/apps/investments/vasubaccounts/VAPDailyAndPerformance.jsp
INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Allocation – 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.77% [1]	17.14%	12.94%	10.27%
Allocation – 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	9.11%	7.76%	7.84%
Allocation – 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.47%	7.37%	6.83%	6.58%
Allocation – 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64% [1]	13.57%	9.65%	7.83%
Allocation – 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.70% [1]	14.41%	11.10%	9.01%
Allocation – 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61% [1]	10.34%	7.62%	6.12%
Corporate Bond	Thrivent Income Portfolio	0.44%	11.71%	6.92%	5.70%
Diversified Emerging Markets	Thrivent Partner Emerging Markets Equity Portfolio (Subadvisor: Aberdeen Asset Managers Limited)	1.20% [1]	27.19%	13.13%	5.00%
Foreign Large Cap Blend	Thrivent International Allocation Portfolio (Subadvisor: Goldman Sachs Asset Management, L.P.)	0.74%	3.99%	6.29%	4.45%
Foreign Large Blend	Thrivent International Index Portfolio	0.46% [1]	N/A [4]	N/A [4]	N/A [4]
Health	Thrivent Partner Healthcare Portfolio	0.86% [1]	18.80%	10.19%	12.38%
High Yield Bond	Thrivent High Yield Portfolio	0.44%	2.76%	6.60%	5.93%
Intermediate Government Bond	Thrivent Government Bond Portfolio	0.44%	7.22%	3.51%	3.52%
Large Blend	Thrivent ESG Index Portfolio	0.38% [1]	N/A [4]	N/A [4]	N/A [4]
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	18.12%	14.92%	13.53%
Large Growth	Thrivent All Cap Portfolio	0.68%	23.17%	12.96%	11.84%
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	43.34%	19.92%	16.67%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	4.44%	10.38%	9.98%

INVESTMENT TYPE	PORTFOLIO COMPANY AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 YEAR	5 YEAR	10 YEAR
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	13.40%	12.08%	11.13%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	21.69%	15.92%	13.03%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85% [1]	N/A [4]	N/A [4]	N/A [4]
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.90% [1]	N/A [4]	N/A [4]	N/A [4]
Multi-Sector Bond	Thrivent Multidimensional Income Portfolio	1.17% [1]	5.85%	N/A [2]	N/A [2]
MultiSector Bond	Thrivent Opportunity Income Plus Portfolio	0.63%	4.38%	4.53%	3.50%
Money Market - Taxable	Thrivent Money Market Portfolio	0.42%	0.29%	0.82%	0.41%
Real Estate	Thrivent Real Estate Securities Portfolio	0.85%	-5.35%	5.49%	8.66%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.44%	4.01%	3.04%	2.32%
Small Blend	Thrivent Small Cap Index Portfolio	0.25%	11.11%	12.14%	11.62%
Small Blend	Thrivent Small Cap Stock Portfolio	0.71%	22.69%	16.55%	11.88%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94% [1]	55.38%	N/A [3]	N/A [3]
World Large – Stock Blend	Thrivent Global Stock Portfolio	0.65%	15.21%	10.65%	9.85%
World Large – Stock Blend	Thrivent Low Volatility Equity Portfolio	0.90% [1]	2.19%	N/A [2]	N/A [2]
1Annual expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.

The Statement of Additional Information (SAI) dated April 30, 2022 contains more information about the Contract and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/SingleImmdVA. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission Website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract No.C000007339	32076PR R4-22

THRIVENT VARIABLE ANNUITY ACCOUNT II
Statement of Additional Information
Dated April 30, 2022
Single Premium Immediate Variable Annuity Contract
Offered By:
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	600 Portland Avenue S., Suite 100 Minneapolis, MN 55415-4402 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus dated April 30, 2022, for Thrivent Variable Annuity Account II (the “Variable Account”) describing the individual single premium immediate variable annuity contract (“the Contract”) that Thrivent Financial for Lutherans (“Thrivent Financial”) previously offered to persons eligible for membership in Thrivent.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or it can be accessed electronically at dfinview.com/Thrivent/SingleImmdVA.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

GENERAL INFORMATION AND HISTORY
Depositor
The Contract is issued by Thrivent Financial for Lutherans (Thrivent). Thrivent, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Registrant
The Variable Account is a separate account of ours, which became available in 1999. The Variable Account meets the definition of a “separate account” under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account
History of Depositor and Registrant
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
2

SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Principal Underwriting Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.
There are no special purchase plans or exchange programs with respect to this Contract.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. retained $0.
2021	2020	2019
$TBD	$22,256	$14,862
STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable
3

insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT, OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
MSCI DISCLAIMER
MSCI, Inc. (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021 and the financial statements of each of the subaccounts of Thrivent Variable Annuity Account II as of December 31, 2021 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2021 included in this Statement of Additional Information have been so included in reliance on the report of __________________________________, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
Report of Independent Auditors and Financial Statements to be provided by post-effective amendment.
5

PART C.    OTHER INFORMATION
Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
(a)	Resolution of the Board of Directors of Depositor authorizing the establishment of Thrivent Variable Annuity Account II (“Registrant”)	Initial registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on February 5, 1999
(b)	Custodian Agreements	Not Applicable
(c)(i)	Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on October 29, 2002
(c)(ii)	Form of Distribution Agreement with Registered Representatives	Post-Effective Amendment No. 15 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 18, 2011
(d)(i)	Variable Annuity Contract	Post-Effective Amendment No. 5 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on February 27, 2001
Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on May 27, 1999
(d)(ii)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(d)(iii)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(d)(iv)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(d)(v)	SIMPLE Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 14 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on April 19, 2010
(e)	Standard Application Form	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account II, Registration Statement No. 333-71853, filed on May 27, 1999
(f)	Articles of Incorporation and Bylaws of the Depositor	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(g)	Reinsurance Contracts	Not Applicable
(h)	Participation Agreement between Depositor and the Thrivent Series Fund, Inc. as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith
(l)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	To be filed by amendment
(m)	Omitted Financial Statements	Not Applicable

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
(n)	Initial Capital Agreements	Not Applicable
(o)	Initial Summary Prospectus	Not Applicable
(p)	Powers of Attorney	Post-Effective Amendment No. 5 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-216125, filed on October 20, 2021
Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Name and Principal Business Address	Positions and Offices with Depositor
Deborah M. Ackerman 1115 Manor Drive Wilmette, IL 60091	Director
N. Cornell Boggs, III 412 W. Loomis Street Ludington, MI 49431	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Bradford N. Creswell NCA Management, LLC 1200 Westlake Avenue N Suite 600 Seattle, WA 98109	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Nichole B. Pechet 533 B Simonds Loop San Francisco, CA 94129	Director
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Chair of the Board of Directors
Angela S. Reiger 5 Lands End Lane Dodgeville, WI 53593	Director

Name and Principal Business Address	Positions and Offices with Depositor
Teresa J. Rasmussen	President, Chief Executive Officer, and Director
Vibhu R. Sharma	Executive Vice President, Chief Financial Officer and Treasurer
David S. Royal	Executive Vice President, Chief Investment Officer
Paul R. Johnston	Executive Vice President, Chief Legal Officer, General Counsel & Secretary
Lisa J. Flanary	Executive Vice President, Chief Growth Officer
Mary Jane Fortin	Executive Vice President, Chief Commercial Officer
James M. Odland	Vice President and Chief Compliance Officer
Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the persons directly or indirectly controlled by Thrivent Financial. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Organization
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.[1]	Holding company with no independent operations	Delaware

North Meadows Investment Ltd.[2]	Real estate development and investment corporation	Wisconsin
Thrivent Asset Management, LLC[2]	Investment adviser	Delaware
Thrivent Distributors, LLC[2]	Limited purpose broker-dealer	Delaware
Thrivent Financial Investor Services Inc.[2]	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.[2]	Life and health insurance agency	Minnesota
Newman Financial Services, LLC[3]	Long-term care insurance agency	Minnesota
Thrivent Investment Management Inc.[2]	Broker-dealer and investment adviser	Delaware
Thrivent Trust Company[2]	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Trust Company of Tennessee, Inc.[2]	Public trust company	Tennessee
Gold Ring Holdings, LLC[1]	Holding vehicle	Delaware
Thrivent Education Funding, LLC[1]	Special purpose entity	Delaware
White Rose GP I, LLC[4,7]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[5,8]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[5,9]	Private equity fund	Delaware
Thrivent White Rose GP II, LLC[4,10]	General partner	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[5,11]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[4,12]	General partner	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[5,13]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[5,14]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[4,15]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[5,16]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[5,17]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[4,18]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[5,19]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[5,20]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Organization
Thrivent White Rose GP VI, LLC[4,21]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[5,22]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[5,23]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[4,24]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[5,25]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[5,26]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[4,27]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[5,28]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[5,29]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[4,30]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[5,31]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[5,32]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[2,31]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[5,34]	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[5,35]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[4,36]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[5,37]	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[5,38]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC,[4,39]	General Partner	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[5,40]	Private equity fund	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[5,41]	Private equity fund	Delaware
Thrivent White Rose GP, XIII, LLC[4,42]	General Partner	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[5,43]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[5,44]	Private equity fund	Delaware
Thrivent White Rose GP, XIV, LLC[4]	General Partner	Delaware
Thrivent White Rose Fund XIV Equity Direct, L.P.[5]	Private equity fund	Delaware
Thrivent White Rose Fund XIV Fund of Funds, L.P.[5]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund GP, LLC[1]	General partner	Delaware
Thrivent White Rose Opportunity Fund, LP1	Investment subsidiary	Delaware
Thrivent White Rose Real Estate GP I, LLC[4,45]	General partner	Delaware
Thrivent White Rose Opportunity Fund, LP1	Investment Subsidiary	Delaware
Thrivent White Rose Real Estate GP I, LLC[4]	General Partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.5, 46	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[4,47]	General partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[5,48]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP III, LLC[4,49]	General partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[5,50]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP IV, LLC[4]	General partner	Delaware
Thrivent White Rose Real Estate Fund IV, L.P.[5]	Private equity real estate fund	Delaware
Thrivent White Rose Endurance GP, LLC[4]	General partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[5]	Private equity fund	Delaware
Thrivent White Rose Endurance GP II, LLC[4]	General partner	Delaware
Thrivent White Rose Endurance Fund II, L.P.[5]	Private equity fund	Delaware
Twin Bridge Capital Partners, LLC[6]	Investment adviser	Delaware

[1]	Wholly owned subsidiary of Thrivent Financial.
[2]	Wholly owned subsidiary of Thrivent Financial Holdings, Inc. Thrivent Financial is the ultimate controlling entity.
[3]	Wholly owned subsidiary of Thrivent Insurance Agency Inc. Thrivent Financial is the ultimate controlling entity.
[4]	Directly controlled by Thrivent Financial, which is the managing member and owns an interest in the limited liability company.
5
Directly controlled by Thrivent Financial. The fund is a pooled investment vehicle organized primarily for the purpose of investing assets of Thrivent Financial’s general account.

6
Directly controlled by Thrivent Financial. Investment advisory clients include Pacific Street Fund, Twin Bridge Narrow Gate Fund, and Twin Bridge Titan Fund limited partnerships.
7
Thrivent Financial has a 75.503% ownership interest.
8
Thrivent Financial has a 99.311% ownership interest.
9
Thrivent Financial has a 99.829% ownership interest.
10
Thrivent Financial has a 67.877% ownership interest.
11
Thrivent Financial has a 99.831% ownership interest.
12
Thrivent Financial has a 67.995% ownership interest.
13
Thrivent Financial has a 99.269% ownership interest.
14
Thrivent Financial has a 99.815% ownership interest.
15
Thrivent Financial has a 66.044% ownership interest.
16
Thrivent Financial has a 98.936% ownership interest.
17
Thrivent Financial has a 99.828% ownership interest.
18
Thrivent Financial has a 64.508% ownership interest.
[19]	Thrivent Financial has a 99.054% ownership interest.
20
Thrivent Financial has a 99.820% ownership interest.
21
Thrivent Financial has a 30.854% ownership interest.
22
Thrivent Financial has a 98.975% ownership interest.
23
Thrivent Financial has a 99.867% ownership interest.
24
Thrivent Financial has a 30.691% ownership interest.
25
Thrivent Financial has a 98.856% ownership interest.
26
Thrivent Financial has a 99.831% ownership interest.
27
Thrivent Financial has a 25.000% ownership interest.
28
Thrivent Financial has a 98.634% ownership interest.
29
Thrivent Financial has a 99.680% ownership interest.
30
Thrivent Financial has a 37.000% ownership interest.
31
Thrivent Financial has a 98.620% ownership interest.
32
Thrivent Financial has a 99.881% ownership interest.
[33]	Thrivent Financial has a 34.000% ownership interest.

Thrivent Financial has a 98.296% ownership interest.

Thrivent Financial has a 99.881% ownership interest.

Thrivent Financial has a 17.500% ownership interest.

Thrivent Financial has a 98.582% ownership interest.

Thrivent Financial has a 99.871% ownership interest.
[39]	Thrivent Financial has a 22.500% ownership interest.

Thrivent Financial has a 99.112% ownership interest.

Thrivent Financial has a 99.919% ownership interest.

Thrivent Financial has a 15.000% ownership interest.

Thrivent Financial has a 99.933% ownership interest.

Thrivent Financial has a 98.593% ownership interest.

Thrivent Financial has a 99.732% ownership interest.

Thrivent Financial has a 99.112% ownership interest.

Thrivent Financial has a 23.000% ownership interest.

Thrivent Financial has a 99.683% ownership interest.

Thrivent Financial has a 19.000% ownership interest.

Thrivent Financial has a 99.900% ownership interest.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Insurance Account B
4.	Thrivent Variable Insurance Account C
5.	Thrivent Variable Annuity Account I

6.	Thrivent Variable Annuity Account II
7.	Thrivent Variable Annuity Account A
8.	Thrivent Variable Annuity Account B
9.	Thrivent Variable Annuity Account C
Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Name and Principal Business Address	Position and Offices with Underwriter
Vibhu Sharma	Director
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President & Supervision
David J. Kloster	President and Director
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director, Affiliate Finance, CFO and Treasurer

Name and Principal Business Address	Position and Offices with Underwriter
Kathleen M. Koelling 4321 North Ballard Road Appleton WI 54919	Privacy Officer
Tonia Nicole James Gilchrist	Chief Legal Officer and Secretary
Sharon K. Minta 4321 North Ballard Road Appleton WI 54919	Anti-Money Laundering Officer
Luke W. Winskowski	Director
Nikki L. Sorum	Director
Cynthia J. Nighbur	Assistant Secretary
Jessica E. English	Assistant Secretary
Mary E. Faulkner	Chief Information Security Officer
(c) Compensation from Registrant.    Not Applicable.
Management Services
Not Applicable.
Fee Representation
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-71853, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 18th day of January, 2022.
Thrivent Variable Annuity Account II (Registrant)
By:	/s/Tonia Nicole James Gilchrist
Vice President and Managing Counsel on behalf of the Registrant

Thrivent Financial for Lutherans (Depositor)
By:	/s/Tonia Nicole James Gilchrist
Vice President and Managing Counsel on behalf of the Depositor
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below.
Teresa J. Rasmussen*	President, Chief Executive Officer and Director (Principal Executive Officer)

Vibhu Sharma*	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)

Bonnie E. Raquet*	Chair of the Board
N. Cornell Boggs, III*	Director
Kenneth A. Carow*	Director
Lynn Crump-Caine*	Director
Eric J. Draut*	Director
Kirk D. Farney*	Director
Mark A. Jeske*	Director
Kathryn V. Marinello*	Director
Bradford N. Creswell*	Director
Nichole B. Pechet*	Director
Deborah M. Ackerman*	Director
Angela S. Rieger*	Director
Jill B. Louis*	Director
* Tonia Nicole James Gilchrist, by signing her name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.
/s/Tonia Nicole James Gilchrist	January 18, 2022
Tonia Nicole James Gilchrist Attorney-in-Fact	Date

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT II
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Part C for exhibits not listed below.
EXHIBIT NO.
EX (k)	Opinion and Consent of Counsel as to the legality of the securities being registered (including written consent)